Pension Schemes - Plan assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value of plan assets
Fair value plan assets at the beginning of the year	€ 211	€ 179
Interest income		2
Employer contributions	120	77
Administrative expenses	(1)
Taxes on contributions	(14)	(8)
Transfer reserves (terminated participants)		(55)
Actuarial gain on fair value of the plan assets	98	16
Fair value plan assets at the end of the year	€ 414	€ 211